UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form


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1.      Name and address of issuer:
             Brandes Investment Trust
             12750 High Bluff Drive
             San Diego, CA 92130

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2.      The name of each  series or class of  securities  for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|
             Brandes Institutional International Equity Fund


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3.      Investment Company Act File Number:             811-8614


        Securities Act File Number:                     33-81396
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4(a).   Last day of fiscal year for which this Form is filed: 10/31/97



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4(b).   |_| Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


        Note: If the Form is being filed late, interest must be paid on the registration fee due.

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
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4(c).   |_| Check box if this is the last time the  issuer  will be filing  this
        Form.



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5.      Calculation of registration fee:

        (i)     Aggregate sale price of securities
                sold   during  the   fiscal   year
                pursuant    to   section    24(f):
                                                                     $58,991,562
                                                                     -----------

        (ii)    Aggregate   price  of   securities
                redeemed or repurchased during the
                fiscal year:                           $11,065,157
                                                       -----------

        (iii)   Aggregate   price  of   securities
                redeemed or repurchased during any
                prior   fiscal   year   ending  no
                earlier than October 11, 1995 that
                were not previously used to reduce
                registration  fees  payable to the
                Commission:                                     $0
                                                       -----------

        (iv)    Total available redemption credits
                [add  Items  5(ii)  and   5(iii)]:                   $11,065,157
                                                                     -----------

        (v)     Net   sales  -  if  Item  5(i)  is
                greater than Item 5(iv)  [subtract
                Item   5(iv)   from  Item   5(i)]:                   $47,926,405
                                                                     -----------
        ----------------------------------------------------------

        (vi)    Redemption  Credits  available for
                use in future years - if Item 5(i)
                is less than Item 5(iv)  [subtract
                Item  5(iv)  from Item  5(i)]:                  $0
                                                       -----------
        ----------------------------------------------------------

        (vii)   Multiplier     for     determining
                registration  fee (See Instruction
                C.9):                                                 0.00029500
                                                                     -----------

        (viii)  Registration   fee  due  [multiply
                Item 5(v) by Item  5(vii)]  (enter
                "0" if no fee is due):                                $14,138.29
                                                                     ===========

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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______.
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
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7.      Interest  due - if this Form is being  filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

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8.      Total of the amount of the  registration  fee due plus any  interest due
        [line 5(viii)plus line7]:

                  $14,138.29

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9.      Date  the  registration  fee and any  interest  payment  was sent to the
        Commission's lockbox depository:

        Date: 1-12-98                   CIK Number:   0000926678
             --------------                        -------------------

        Method of Delivery:
                          |X| Wire Transfer
                          |_| Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   Tom Marschel
                           -------------------------------------------------
                            Assistant Treasurer
                           ----------------------------------------

Date        1/14/98
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   *Please print the name and title of the signing officer below the signature